Fair value measurements (Details) (Recurring, USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Level 2
Fair value measurement on a recurring basis
Derivatives	$ 56,278	$ 32,057	$ (15,316)
Level 2 | Commodity derivatives
Fair value measurement on a recurring basis
Derivatives	56,643	34,037	(9,774)
Level 2 | Interest rate derivatives
Fair value measurement on a recurring basis
Derivatives	(365)	(1,980)	(5,542)
Level 3
Fair value measurement on a recurring basis
Derivatives	(23,552)	(18,868)	7,531
Level 3 | Commodity derivatives
Fair value measurement on a recurring basis
Derivatives			20,026
Level 3 | Deferred premiums
Fair value measurement on a recurring basis
Derivatives	(23,552)	(18,868)	(12,495)
Total fair value
Fair value measurement on a recurring basis
Derivatives	32,726	13,189	(7,785)
Total fair value | Commodity derivatives
Fair value measurement on a recurring basis
Derivatives	56,643	34,037	10,252
Total fair value | Deferred premiums
Fair value measurement on a recurring basis
Derivatives	(23,552)	(18,868)	(12,495)
Total fair value | Interest rate derivatives
Fair value measurement on a recurring basis
Derivatives	$ (365)	$ (1,980)	$ (5,542)